6. Future income tax assets (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	142,000	136,000	126,000
Exploration expenditures	90,000	90,000	90,000
Valuation allowance	(232,000)	(226,000)	(216,000)
Future income tax asset (liability)	0	0	0